COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8:-      COMMITMENTS AND CONTINGENCIES

a.	The Company and Compugen Inc. lease their facilities and motor vehicles under various operating lease agreements that expire on various dates.

Annual minimum future rental commitments under non-cancelable operating leases are approximately as follows:

December 31,

2016	$1,240
2017	1,314
2018	971
2019	739
2020 and after	793

$5,057

Operating lease expenses for the Company and Compugen Inc. were approximately $ 988, $ 791 and $ 724 in the years ended December 31, 2015, 2014 and 2013, respectively.

b.	The Company provided bank guarantees in the amount of $ 1,077 in favor of its offices' lessors in Israel, foreign currency derivative contracts, credit card security for its U.S. subsidiary and check deposit in the amount of $ 74 in favor of its offices' lessor in California, U.S.

c.	Under the OCS royalty-bearing programs, the Company is not obligated to repay any amounts received from the OCS if it does not generate any income from the results of the funded research program(s). If income is generated from a funded research program, the Company is committed to pay royalties at a rate of between 3% to 5% of future revenue arising from such research program(s), and up to a maximum of 100% of the amount received, linked to the U.S. dollar (for grants received under programs approved subsequent to January 1, 1999, the maximum to be repaid is 100% plus interest at LIBOR). For the years ended December 31, 2015, 2014 and 2013, the Company has an aggregate of paid and accrued royalties to the OCS, recorded as cost of revenue in the consolidated statement of comprehensive loss, in the amount of $ 325, $ 433 and $ 126, respectively.

As of December 31, 2015, the Company's aggregate contingent obligations for payments to OCS, based on royalty-bearing participation received or accrued, net of royalties paid or accrued, totaled approximately to $ 8,870.

d.	Under the Israel-U.S. Binational Industrial Research and Development (" BIRD") plan, the Company is not obligated to repay any amounts previously received from BIRD if it does not generate any income from the outcome of the funded research program. As of December 31, 2015 the Company accounted for proceeds under BIRD plan in total aggregate amount of approximately $ 500, received in the period between December 2005 and March 2012. As of December 31, 2015 and 2014 the Company does not expect any income to be generated from the outcome of the funded research BIRD plan and as such no obligation was recorded.

e.	On June 25, 2012 the Company and its U.S subsidiary entered into an Antibodies Discovery Collaboration Agreement (the " Antibodies Discovery Agreement") with a U.S. antibody technology company ("mAb Technology Company"), providing an established source for fully human mAbs. Under the Antibodies Discovery Agreement the mAb Technology Company will be entitled to certain royalties that could be eliminated, upon payment of certain one-time fees (all payments referred together as "Contingent Fees"). As of December 31, 2015 and 2014 the Company did not incur any obligation for such Contingent Fees.

f.	On May 9, 2012, the Company entered into agreement (the "May 2012 Agreement") with a U.S. Business Development Strategic Advisor ("Advisor") for the purpose of entering into transactions with Pharma companies related to selected Pipeline Program Candidates. Under the agreement the Advisor shall be entitled to at least 4% of the cash considerations that may be received under such transactions.

On February 27, 2014, the Company entered into a new agreement (the "New Agreement") (replacing the May 2012 Agreement, which is terminated on that date except for certain payments arising from the Bayer Agreement which survive termination) with the Advisor for certain services with respect to financing, strategic and other agreements. Under the New Agreement the Advisor shall be entitled to up to 1% of cash considerations that may be received under financing agreements and a fee that will be determined in good faith in respect to all other transactions.

For the year ended December 31, 2015 and 2014, the Company has an aggregate of paid and accrued payments recorded as marketing and business development expenses in the consolidated statement of comprehensive loss in the amount of $ 296 and $ 209, respectively.